Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities:
Net loss for the period	$ (4,349,804)	$ (1,995,435)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,495,012	161,291
Stock issued for services	98,492	765,576
Stock to be issued for services	51,208
Depletion	211,761	343,158
Depreciation	56,517	20,790
Accretion of asset retirement obligation	147,307	68,864
Accretion and accrued interest expense	27,486	183,515
Interest income		(5,656)
Change in fair value of derivative liability	294,373	(507,446)
Interest income	(42,229)
Foreign exchange loss	(60,062)	14,033
Provision for settlement	379,919
(Gain) loss on debt settlement	(71,131)	159,383
Changes in operating assets and liabilities:
Restricted cash	1,518	2,791
Accounts receivable	(874,574)	(288,432)
Prepaid expenses and deposits	(4,690,853)	(411,273)
Accounts payable and accrued liabilities	1,854,362	388,985
Operating lease liabilities		(8,507)
Net cash used in operating activities	(5,470,698)	(1,108,363)
Investing activities:
Property and equipment expenditures	(149,253)	(717)
Oil and gas properties expenditures	(13,202,574)	(51,615)
Net cash used in investing activities	(13,351,827)	(52,332)
Financing activities:
Proceeds from stock subscriptions received	31,351,120	244,601
Stock issuance costs on subscriptions received	(2,658,064)
Proceeds from exercise of options	28,071	139,188
Proceeds from exercise of warrants	450,735	1,771,205
Proceeds from loans payable	91,651	500,000
Repayments of loans payable	(648,621)	(309,714)
Repayment of notes receivable		23,745
Lease payments	(4,293)
Net cash provided by financing activities	28,610,599	2,369,025
Effect of exchange rate changes on cash and cash equivalents	818,976	54,526
Net increase in cash and cash equivalents	10,607,050	1,262,856
Cash and cash equivalents, beginning of period	1,026,990	202,712
Cash and cash equivalents, end of period	11,634,040	1,465,568
Supplemental information:
Taxes paid
Interest paid on credit facilities	95,796	11,082
Non-cash investing and financing activities:
Stock issued for prepaid services	62,955
Stock issued for debt settlement	416,123	297,184
Stock issued for debt conversion		$ 522,519